Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Current lease liabilities held for sale (HFS)	€ 4,652	€ 7,209
Non-current lease liabilities held for sale (HFS).	4,944	14,692
IFRS 16
Lease liabilities
Lease payments	9,810	22,517
Present value of lease payments	9,596	21,901
Less future finance charges	214	616
Lease liability	9,596	21,901
Current lease liabilities held for sale (HFS)	4,652	7,209
Non-current lease liabilities held for sale (HFS).	4,944	14,692
IFRS 16 | Less than 1 year
Lease liabilities
Lease payments	4,779	7,507
Present value of lease payments	4,652	7,209
IFRS 16 | In the second to fifth years inclusive
Lease liabilities
Lease payments	5,031	14,401
Present value of lease payments	€ 4,944	14,100
IFRS 16 | More than 5 years
Lease liabilities
Lease payments		609
Present value of lease payments		€ 592